Long-term debt - Borrowings redemption prices (Details)	Dec. 23, 2020	Jun. 24, 2020
Senior unsecured notes - due July 15, 2027
Long Term Debt
Borrowings redemption price percentage		100.00%
2020 | Senior unsecured notes - due May 15, 2025
Long Term Debt
Borrowings redemption price percentage	104.78%
2021 | Senior unsecured notes - due May 15, 2025
Long Term Debt
Borrowings redemption price percentage	103.19%
Year 3 | Senior unsecured notes - due May 15, 2025
Long Term Debt
Borrowings redemption price percentage	101.59%
Year 3 | Senior unsecured notes - due July 15, 2027
Long Term Debt
Borrowings redemption price percentage		103.75%
Year 4 | Senior unsecured notes - due May 15, 2025
Long Term Debt
Borrowings redemption price percentage	100.00%
Year 4 | Senior unsecured notes - due July 15, 2027
Long Term Debt
Borrowings redemption price percentage		101.88%
2025 and thereafter | Senior unsecured notes - due July 15, 2027
Long Term Debt
Borrowings redemption price percentage		100.00%